Schedule of Investments (unaudited)
June 30, 2022
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Municipal Bonds
Alabama — 1.9%
Black Belt Energy Gas District, RB, Series D1, 4.00%, 07/01/52(a)(b)	USD	645	$ 666,438
County of Jefferson Sewer Revenue, Refunding RB, Series D, 6.50%, 10/01/53		1,000	1,082,207
Hoover IDB, RB, AMT, 6.38%, 11/01/50(a)		1,295	1,460,941
Southeast Energy Authority Cooperative District, RB, Series B-1, 5.00%, 05/01/53(a)		1,785	1,888,576
State of Alabama Docks Department, Refunding RB, AMT, (AGM), Series A, 5.00%, 10/01/35		1,000	1,049,597
			6,147,759
American Samoa — 0.1%
American Samoa EDA, RB, Series A, 5.00%, 09/01/38(c)		265	283,711
Arizona — 3.0%
Arizona IDA
RB, 5.00%, 07/01/45(c)		265	255,823
RB, 5.00%, 12/15/49(c)		105	101,915
RB, 7.10%, 01/01/55(c)		920	786,255
RB, 5.00%, 07/01/55(c)		285	273,794
RB, Series B, 5.13%, 07/01/47(c)		195	191,902
Refunding RB, 5.50%, 07/01/52(c)		610	615,834
Refunding RB, Series A, 5.00%, 07/01/26(c)		300	305,086
Refunding RB, Series A, 5.13%, 07/01/37(c)		605	607,862
Refunding RB, Series G, 5.00%, 07/01/47(c)		185	180,822
City of Phoenix IDA
RB, 5.00%, 07/01/46(c)		570	567,593
RB, 5.00%, 07/01/59		880	892,806
RB, Series A, 5.00%, 07/01/49(c)		270	272,700
Refunding RB, Series A, 5.00%, 07/01/35(c)		45	45,075
County of Pima IDA
RB, 5.13%, 07/01/39		145	141,757
RB, 5.25%, 07/01/49		180	172,701
Refunding RB, 4.00%, 06/15/51(c)		810	656,084
Refunding RB, 5.00%, 07/01/56(c)		295	278,234
Refunding RB, 4.00%, 06/15/57(c)		625	498,347
La Paz County IDA, RB, 5.88%, 06/15/48(c)		285	289,365
Maricopa County IDA
RB, 5.25%, 10/01/40(c)		280	287,263
RB, 5.50%, 10/01/51(c)		280	284,676
RB, AMT, 4.00%, 10/15/47(c)		1,270	1,092,305
Refunding RB, Series A, 4.13%, 09/01/38		230	229,876
Salt Verde Financial Corp., RB, 5.00%, 12/01/37		500	537,275
Tempe IDA, Refunding RB, 4.00%, 12/01/46		240	180,024
			9,745,374
Arkansas — 1.9%
Arkansas Development Finance Authority
RB, AMT, 4.50%, 09/01/49(c)		3,045	2,938,393
RB, AMT, 4.75%, 09/01/49(c)		3,150	3,150,570
Pulaski County Public Facilities Board, RB, 5.00%, 12/01/42		250	255,611
			6,344,574
California — 5.7%
California Community Housing Agency
RB, Series A, 5.00%, 04/01/49(c)		165	140,912
RB, Series A-2, 4.00%, 08/01/47(c)		1,055	825,798
California HFA
RB, Series 2021-1, Class A, 3.50%, 11/20/35		967	902,466
RB, Series 2021-3, Class A, 3.25%, 08/20/36		971	871,583
Security		Par (000)	Value
California (continued)
California Municipal Finance Authority
RB, 5.63%, 07/01/44(c)	USD	150	$ 151,138
Refunding RB, Series B, 5.00%, 01/01/37		630	665,806
California Public Finance Authority, RB, 6.25%, 07/01/54(c)		1,100	1,205,700
California School Finance Authority
RB, Series A, 6.75%, 11/01/45(c)		250	258,164
Refunding RB, 5.00%, 07/01/51(c)		300	306,355
California Statewide Communities Development Authority, Refunding RB, Series A, 5.25%, 11/01/44(c)		250	234,619
California Statewide Financing Authority
RB, 6.00%, 05/01/43		315	315,226
RB, 6.00%, 05/01/43		85	85,061
City of Irvine, Special Tax Bonds, 5.00%, 09/01/44		250	253,068
City of Roseville, Special Tax Bonds, 5.00%, 09/01/44		500	506,855
CMFA Special Finance Agency, RB, Series A-1, 3.00%, 12/01/56(c)		100	66,583
CMFA Special Finance Agency I, RB, Series A-2, 4.00%, 04/01/56(c)		2,250	1,851,741
CMFA Special Finance Agency VIII, RB, Series A-1, 3.00%, 08/01/56(c)		645	449,473
CSCDA Community Improvement Authority
RB, 2.65%, 12/01/46(c)		435	329,273
RB, 3.00%, 06/01/47(c)		325	242,814
RB, 3.13%, 07/01/56(c)		695	476,222
RB, 3.25%, 07/01/56(c)		235	163,438
RB, 4.00%, 07/01/56(c)		720	551,267
RB, 4.00%, 07/01/56(c)		205	164,736
RB, 4.00%, 10/01/56(c)		155	132,175
RB, 4.00%, 12/01/56(c)		1,850	1,405,580
RB, 4.00%, 03/01/57(c)		505	387,034
RB, 3.25%, 05/01/57(c)		350	244,502
RB, 4.00%, 06/01/57(c)		300	219,827
RB, 4.00%, 07/01/58(c)		300	214,428
RB, 4.00%, 07/01/58(c)		265	184,233
RB, 4.00%, 12/01/59(c)		435	265,022
RB, 4.00%, 12/01/59(c)		1,080	741,534
RB, Series A, 3.00%, 09/01/56(c)		1,090	766,271
Golden State Tobacco Securitization Corp., Refunding RB, Series B-2, 0.00%, 06/01/66(d)		15,960	1,544,623
Hastings Campus Housing Finance Authority, RB, Series A, 0.00%, 07/01/61(c)(d)		1,045	477,571
Riverside County Transportation Commission
Refunding RB, 4.00%, 06/01/47		265	237,023
Refunding RB, 3.00%, 06/01/49		180	136,664
San Diego County Regional Airport Authority, RB, AMT, Series B, 4.00%, 07/01/56		535	491,327
San Francisco City & County Redevelopment Agency Successor Agency, TA, 0.00%, 08/01/31(c)(d)		580	375,262
			18,841,374
Colorado — 4.0%
Amber Creek Metropolitan District, GO, Refunding, Series A, 5.13%, 12/01/47		1,000	931,826
Arista Metropolitan District, GO, Refunding, 5.00%, 12/01/38		500	475,191
Aurora Crossroads Metropolitan District No. 2, GO, Series A, 5.00%, 12/01/50		500	448,587
Aviation Station North Metropolitan District No. 2, GO, Series A, 5.00%, 12/01/48		500	455,631
Banning Lewis Ranch Metropolitan District No. 8, GO, 4.88%, 12/01/51(c)		500	394,130

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Colorado (continued)
Broadway Station Metropolitan District No. 2, GO, Series A, 5.13%, 12/01/48	USD	550	$ 507,300
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(c)		155	141,282
Colorado Educational & Cultural Facilities Authority, Refunding RB, 5.00%, 12/15/45		500	501,496
Colorado Health Facilities Authority
RB, Series A, 5.00%, 05/15/35		250	233,688
RB, Series A, 5.00%, 05/15/44		270	234,486
RB, Series A, 5.00%, 05/15/49		180	150,334
RB, Series A, 5.00%, 05/15/58		380	303,538
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40		950	969,394
DIATC Metropolitan District, GO, 3.25%, 12/01/29(c)		590	524,575
First Creek Village Metropolitan District
GO, Series A, 5.00%, 12/01/39		600	566,626
GO, Series A, 5.00%, 08/01/49		540	486,774
Highlands Metropolitan District No. 1, GO, 5.00%, 12/01/51		575	474,869
Lanterns Metropolitan District No. 2, GO, Series A, 4.50%, 12/01/50		500	374,067
Loretto Heights Community Authority, RB, 4.88%, 12/01/51		570	452,754
North Holly Metropolitan District, GO, Series A, 5.50%, 12/01/48		500	489,714
Palisade Metropolitan District No. 2, GO, 7.25%, 12/15/49		675	601,860
Pueblo Urban Renewal Authority, TA, 4.75%, 12/01/45(c)		930	881,479
Southlands Metropolitan District No. 1
GO, Refunding, Series A-1, 5.00%, 12/01/37		250	239,177
GO, Refunding, Series A-1, 5.00%, 12/01/47		180	163,407
Thompson Crossing Metropolitan District No. 4, GO, Refunding, 5.00%, 12/01/49		645	580,703
Village at Dry Creek Metropolitan District No. 2, GO, 4.38%, 12/01/44		885	741,703
Waters’ Edge Metropolitan District No. 2, GO, 5.00%, 12/01/51		560	453,977
Westcreek Metropolitan District No. 2, GO, Series A, 5.38%, 12/01/48		500	477,267
			13,255,835
Connecticut — 0.5%
Connecticut State Health & Educational Facilities Authority
RB, Series A, 5.00%, 01/01/45(c)		190	191,355
RB, Series A, 5.00%, 01/01/55(c)		255	252,632
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(c)		775	786,922
Mohegan Tribe of Indians of Connecticut
RB, Series A, 6.75%, 02/01/45(c)		97	98,994
Refunding RB, Series C-1, 6.25%, 02/01/30(c)		330	347,494
			1,677,397
Delaware — 0.2%
Affordable Housing Opportunities Trust, RB, Series AH-01, Class B, 6.88%, 05/01/39(c)(e)		670	669,699
District of Columbia — 1.4%
District of Columbia Tobacco Settlement Financing Corp.
RB, 0.00%, 06/15/46(d)		8,970	1,872,846
Security		Par (000)	Value
District of Columbia (continued)
District of Columbia Tobacco Settlement Financing Corp.
RB, 0.00%, 06/15/46(d)	USD	10,325	$ 1,443,456
RB, 0.00%, 06/15/55(d)		19,300	1,424,549
			4,740,851
Florida — 8.1%
Brevard County Health Facilities Authority
Refunding RB, 4.00%, 11/15/23(c)		200	200,124
Refunding RB, 4.00%, 11/15/26(c)		475	468,501
Refunding RB, 4.00%, 11/15/28(c)		510	495,553
Refunding RB, 4.00%, 11/15/30(c)		555	530,724
Refunding RB, 4.00%, 11/15/34(c)		650	600,744
Refunding RB, 5.00%, 04/01/39		500	512,027
Refunding RB, 5.00%, 04/01/52		1,220	1,267,943
Capital Region Community Development District, Special Assessment Refunding RB, Series A-2, 4.60%, 05/01/31		480	480,328
Capital Trust Agency, Inc.
RB, 5.00%, 06/01/41(c)		100	94,058
RB, 5.00%, 06/15/49(c)		100	95,024
RB, 5.75%, 06/01/54(c)		420	410,523
RB, 5.00%, 06/01/56(c)		160	146,906
RB, 4.88%, 06/15/56(c)		1,335	1,042,928
RB, 0.00%, 07/01/61(c)(d)		36,570	1,559,730
Celebration Pointe Community Development District No. 1, Special Assessment RB, 5.13%, 05/01/45		235	237,106
Charlotte County IDA
RB, 5.00%, 10/01/34(c)		105	104,840
RB, 5.00%, 10/01/49(c)		510	453,678
County of Broward Airport System Revenue, RB, AMT, Series A, 4.00%, 10/01/49		610	563,050
County of Osceola Transportation Revenue
Refunding RB, Series A-2, 0.00%, 10/01/46(d)		935	253,516
Refunding RB, Series A-2, 0.00%, 10/01/47(d)		900	229,792
Refunding RB, Series A-2, 0.00%, 10/01/48(d)		635	152,535
Refunding RB, Series A-2, 0.00%, 10/01/49(d)		525	119,019
County of Palm Beach, RB, 5.00%, 04/01/51(c)		110	109,186
Escambia County Health Facilities Authority, Refunding RB, 4.00%, 08/15/50		500	445,703
Florida Development Finance Corp.
RB, 5.00%, 06/15/51(c)		840	772,119
RB, 5.25%, 06/01/55(c)		645	590,909
RB, 5.13%, 06/15/55(c)		2,490	2,093,456
RB, 6.50%, 06/30/57(c)		265	265,997
RB, Series A, 6.13%, 06/15/44		45	45,748
RB, Series C, 5.75%, 12/15/56(c)		370	290,524
RB, AMT, 5.00%, 08/01/29(a)(c)		470	469,290
Refunding RB, 5.00%, 06/01/51		245	200,692
Refunding RB, 4.00%, 06/01/55(c)		300	220,200
Refunding RB, Series A, 4.50%, 12/15/56(c)		1,085	817,734
Grand Oaks Community Development District
Special Assessment RB, 4.25%, 05/01/40		210	192,158
Special Assessment RB, 4.50%, 05/01/52		235	209,335
Greater Orlando Aviation Authority, Refunding RB, AMT, 5.00%, 11/15/36		250	250,476
Harbor Bay Community Development District, Special Assessment Refunding RB, Series A-2, 3.70%, 05/01/33		370	336,399
Lakewood Ranch Stewardship District
Special Assessment RB, 3.13%, 05/01/25		200	195,382
Special Assessment RB, 3.25%, 05/01/29		225	214,979
Special Assessment RB, 4.75%, 05/01/29		180	183,798

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Florida (continued)
Lakewood Ranch Stewardship District
Special Assessment RB, 4.95%, 05/01/29(c)	USD	135	$ 137,381
Special Assessment RB, 4.88%, 05/01/35		150	151,108
Special Assessment RB, 4.40%, 05/01/39		525	493,000
Special Assessment RB, 5.30%, 05/01/39		205	212,564
Special Assessment RB, 5.50%, 05/01/39(c)		135	139,346
Special Assessment RB, 5.13%, 05/01/46		100	96,236
Special Assessment RB, 5.45%, 05/01/48		365	376,836
Special Assessment RB, 5.65%, 05/01/48(c)		210	215,839
Special Assessment RB, 4.00%, 05/01/49(c)		200	166,133
Special Assessment RB, 3.90%, 05/01/50		240	186,193
Miami Beach Health Facilities Authority, RB, 3.00%, 11/15/51		195	141,711
Orange County Health Facilities Authority, RB, 5.00%, 08/01/35		250	256,853
Osceola Chain Lakes Community Development District, Special Assessment RB, 3.25%, 05/01/25		270	267,398
Palm Beach County Health Facilities Authority
RB, 5.00%, 11/01/47(b)		160	161,364
RB, 5.00%, 11/01/52(b)		225	226,839
Parker Road Community Development District
Special Assessment Refunding RB, 3.10%, 05/01/25		100	98,115
Special Assessment Refunding RB, 3.38%, 05/01/30		335	313,950
Pinellas County IDA, RB, 5.00%, 07/01/39		250	251,031
Portico Community Development District
Special Assessment RB, Series 2, 3.25%, 05/01/31		100	90,938
Special Assessment RB, Series 2, 4.00%, 05/01/50		425	350,956
Preserve at South Branch Community Development District
Special Assessment RB, 3.25%, 11/01/24		75	74,204
Special Assessment RB, 3.50%, 11/01/30		200	186,362
Sandridge Community Development District
Special Assessment RB, Series A1, 3.88%, 05/01/41		135	115,139
Special Assessment RB, Series A1, 4.00%, 05/01/51		130	104,823
Sawyers Landing Community Development District, Special Assessment RB, 4.25%, 05/01/53		815	710,199
Seminole County IDA, Refunding RB, 5.75%, 11/15/54		595	524,575
Southern Groves Community Development District No. 5, Special Assessment Refunding RB, 3.60%, 05/01/34		365	325,554
Tolomato Community Development District, Special Assessment Refunding RB, Sub-Series A-2, 4.25%, 05/01/37		185	172,899
Trout Creek Community Development District
Special Assessment RB, 4.50%, 05/01/23		55	55,120
Special Assessment RB, 5.00%, 05/01/28		240	242,120
Special Assessment RB, 5.63%, 05/01/45		200	201,037
West Villages Improvement District
Special Assessment RB, 4.25%, 05/01/29		100	97,582
Special Assessment RB, 4.75%, 05/01/39		190	180,276
Special Assessment RB, 5.00%, 05/01/50		290	270,260
Westside Community Development District, Special Assessment Refunding RB, 3.75%, 05/01/29(c)		805	777,214
Windward at Lakewood Ranch Community Development District
Special Assessment RB, 4.00%, 05/01/42		140	121,879
Special Assessment RB, 4.25%, 05/01/52		170	145,237
			26,561,005
Security		Par (000)	Value
Georgia — 0.8%
East Point Business & IDA, RB, Series A, 5.25%, 06/15/62(c)	USD	150	$ 150,360
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/49		950	1,023,806
Municipal Electric Authority of Georgia
RB, 5.00%, 07/01/52		645	666,711
Refunding RB, Sub-Series A, 4.00%, 01/01/49		845	778,505
			2,619,382
Guam — 0.1%
Territory of Guam, Refunding RB, Series A, 5.00%, 11/01/35		265	273,982
Idaho — 0.3%
Idaho Health Facilities Authority
RB, 4.00%, 12/01/43		330	321,691
Refunding RB, 3.00%, 03/01/51		1,045	751,262
			1,072,953
Illinois — 4.9%
Chicago Board of Education
GO, Series A, 4.00%, 12/01/47		930	815,998
GO, Series D, 5.00%, 12/01/46		190	191,739
GO, Series D, 5.00%, 12/01/46		485	486,130
GO, Series H, 5.00%, 12/01/46		625	629,935
GO, Refunding, Series A, 0.00%, 12/01/25(d)		135	119,325
GO, Refunding, Series A, 5.00%, 12/01/30		505	528,880
GO, Refunding, Series B, 4.00%, 12/01/35		230	216,784
GO, Refunding, Series C, 5.00%, 12/01/34		625	639,175
GO, Refunding, Series D, 5.00%, 12/01/25		290	303,848
Chicago O’Hare International Airport
Refunding RB, Series D, 5.00%, 01/01/39		260	263,095
Refunding RB, Series D, 5.00%, 01/01/46		1,000	1,017,638
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 4.00%, 12/01/49		810	764,595
City of Chicago Wastewater Transmission Revenue, Refunding RB, Series C, 5.00%, 01/01/39		500	515,765
Cook County Community College District No. 508, GO, 5.25%, 12/01/30		920	947,870
Illinois Finance Authority
Refunding RB, 6.13%, 02/01/45		150	151,209
Refunding RB, 5.00%, 02/15/47		900	839,150
Refunding RB, Series C, 5.00%, 02/15/41		650	683,066
Metropolitan Pier & Exposition Authority
RB, 5.50%, 06/15/53		390	398,944
RB, 5.00%, 06/15/57		660	664,617
Refunding RB, 4.00%, 06/15/50		600	519,948
Refunding RB, 4.00%, 06/15/52		1,295	1,101,403
State of Illinois
GO, 5.00%, 01/01/28		1,005	1,064,754
GO, 5.00%, 04/01/31		1,000	1,031,875
GO, 5.50%, 07/01/33		365	373,755
GO, 5.00%, 02/01/39		1,000	1,009,799
GO, 5.00%, 05/01/39		275	277,937
GO, Series D, 5.00%, 11/01/28		295	315,701
GO, Refunding, Series B, 5.00%, 10/01/27		105	113,062
			15,985,997
Indiana — 0.3%
City of Vincennes, Refunding RB, 6.25%, 01/01/29(c)		325	325,193
Indiana Finance Authority, RB, AMT, 6.75%, 05/01/39		640	734,112
			1,059,305

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Iowa — 0.9%
Iowa Finance Authority
RB, Series A, 5.00%, 05/15/48	USD	940	$ 880,316
Refunding RB, Series E, 4.00%, 08/15/46		570	527,345
Iowa Student Loan Liquidity Corp., Refunding RB, AMT, 3.50%, 12/01/44		2,000	1,649,841
			3,057,502
Kansas — 0.1%
City of Manhattan, RB, Series A, 4.00%, 06/01/52		270	208,950
Kentucky — 0.1%
City of Henderson, RB, AMT, 4.70%, 01/01/52(c)		365	343,481
Louisiana — 1.0%
Juban Crossing Economic Development District, Refunding RB, 7.00%, 09/15/44(c)		375	322,727
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, 5.00%, 07/01/54(c)		400	355,536
Louisiana Public Facilities Authority
RB, 5.00%, 06/01/41(c)		310	267,976
RB, 5.25%, 06/01/51(c)		455	387,039
RB, 5.25%, 06/01/60(c)		840	691,310
RB, Series A, 6.50%, 06/01/62(b)(c)		150	149,342
Parish of St. James, RB, Series 2, 6.35%, 07/01/40(c)		950	1,066,178
			3,240,108
Maine — 0.1%
Finance Authority of Maine, RB, AMT, 8.00%, 12/01/51(c)		570	469,664
Maryland — 2.1%
Anne Arundel County Consolidated Special Taxing District, Special Tax Bonds, 5.25%, 07/01/44		250	250,010
City of Baltimore
Refunding RB, 4.00%, 09/01/27		100	100,972
Refunding TA, 3.20%, 06/01/30(c)		200	181,301
Refunding TA, 3.25%, 06/01/31(c)		225	201,906
Refunding TA, 3.30%, 06/01/32(c)		500	445,349
Refunding TA, 3.35%, 06/01/33(c)		540	478,115
Refunding TA, 3.40%, 06/01/34(c)		570	501,606
Refunding TA, 3.45%, 06/01/35(c)		610	534,291
County of Frederick, Refunding TA, 4.63%, 07/01/43(c)		1,100	1,120,357
Maryland EDC
RB, AMT, 5.25%, 06/30/47		570	589,714
Refunding RB, 5.00%, 07/01/39		100	101,723
Maryland Health & Higher Educational Facilities Authority
RB, 7.00%, 03/01/55(c)		1,940	2,054,672
Refunding RB, 5.00%, 07/01/40		500	508,894
			7,068,910
Massachusetts — 1.6%
Massachusetts Development Finance Agency
RB, 5.00%, 01/01/43		500	522,549
RB, 5.00%, 01/01/48		1,000	1,037,032
RB, 5.00%, 10/01/54		710	623,019
RB, Series A, 5.00%, 01/01/47		500	516,011
RB, Series N, 5.00%, 07/01/44		500	508,266
Refunding RB, 4.00%, 07/01/45		120	100,732
Refunding RB, 4.00%, 07/01/50		225	180,917
Refunding RB, Series A, 4.00%, 07/01/44		1,250	1,168,946
Massachusetts HFA, Refunding RB, AMT, Series A, 4.45%, 12/01/42		540	523,032
			5,180,504
Security		Par (000)	Value
Michigan — 0.5%
City of Detroit
GO, 5.00%, 04/01/34	USD	90	$ 94,399
GO, 5.00%, 04/01/35		90	94,208
GO, 5.00%, 04/01/36		65	67,892
GO, 5.00%, 04/01/37		100	104,229
GO, 5.00%, 04/01/38		45	46,792
Wayne County Airport Authority
RB, Series B, 5.00%, 12/01/44		500	510,400
RB, Series D, 5.00%, 12/01/40		500	516,579
RB, AMT, 5.00%, 12/01/39		250	254,323
			1,688,822
Minnesota — 1.8%
City of Deephaven, Refunding RB, 5.25%, 07/01/37		605	605,171
City of Forest Lake, Refunding RB, 5.00%, 07/01/56		2,140	2,008,643
City of Minneapolis
RB, 5.00%, 07/01/40		435	421,556
RB, Series A, 5.75%, 07/01/55		850	863,527
Duluth EDA
Refunding RB, 4.25%, 02/15/48		1,265	1,185,146
Refunding RB, 5.25%, 02/15/58		425	440,906
Housing & Redevelopment Authority of the City of St. Paul Minnesota, RB, Series A, 5.50%, 07/01/38(c)		240	241,308
			5,766,257
Missouri — 1.0%
City of St. Louis Missouri IDA
Refunding RB, 4.38%, 11/15/35		215	183,176
Refunding RB, 4.75%, 11/15/47		240	193,756
Kansas City IDA
RB, Series C, 7.50%, 11/15/46		64	53,722
RB, AMT, 5.00%, 03/01/54		1,275	1,315,121
Refunding RB, 2.00%, 11/15/46		52	2,479
Refunding RB, 5.00%, 11/15/46		116	94,870
Kansas City Land Clearance Redevelopment Authority
TA, 4.38%, 02/01/31(c)		720	641,086
TA, 5.00%, 02/01/40(c)		260	222,300
Plaza at Noah’s Ark Community Improvement District, Refunding RB, 3.00%, 05/01/25		100	96,796
St. Louis County IDA, Refunding RB, 5.00%, 09/01/37		695	650,902
			3,454,208
Nebraska — 0.2%
Douglas County Hospital Authority No. 3, Refunding RB, 5.00%, 11/01/45		500	511,025
Nevada — 1.7%
City of Las Vegas Special Improvement District No. 815, Special Assessment RB, 5.00%, 12/01/49		190	190,885
City of Reno, Refunding RB, (AGM), Series A-1, 4.00%, 06/01/46		5,000	4,607,066
Tahoe-Douglas Visitors Authority
RB, 5.00%, 07/01/40		190	198,590
RB, 5.00%, 07/01/45		240	247,358
RB, 5.00%, 07/01/51		255	260,077
			5,503,976
New Hampshire — 0.5%
New Hampshire Business Finance Authority
RB, Series A, 4.13%, 08/15/40		320	278,780
RB, Series A, 4.25%, 08/15/46		365	307,695
RB, Series A, 4.50%, 08/15/55		755	627,747
Refunding RB, 4.63%, 11/01/42(c)		320	290,401

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
New Hampshire (continued)
New Hampshire Business Finance Authority
Refunding RB, Series A, 3.63%, 07/01/43(a)(c)	USD	190	$ 160,260
Refunding RB, AMT, 4.88%, 11/01/42(c)		130	121,947
			1,786,830
New Jersey — 6.2%
Casino Reinvestment Development Authority, Inc.
Refunding RB, 5.25%, 11/01/39		250	256,876
Refunding RB, 5.25%, 11/01/44		560	572,812
New Jersey EDA
RB, 5.00%, 07/01/32		200	202,673
RB, 5.25%, 11/01/54(c)		945	855,126
RB, Series WW, 5.25%, 06/15/40		55	59,811
RB, Series WW, 5.25%, 06/15/40		945	970,675
RB, AMT, 6.50%, 04/01/31		85	89,733
RB, AMT, 5.38%, 01/01/43		500	504,273
Refunding RB, Series A, 6.00%, 08/01/49(c)		250	252,644
Refunding RB, (AGM), 5.00%, 06/01/37		200	215,047
New Jersey Health Care Facilities Financing Authority
RB, 4.00%, 07/01/47		540	506,340
RB, 3.00%, 07/01/51		1,865	1,500,089
Refunding RB, 4.25%, 07/01/44		395	396,454
Refunding RB, 5.00%, 07/01/44		220	225,274
New Jersey Higher Education Student Assistance Authority
RB, AMT, Series B, 2.50%, 12/01/40		790	656,164
Refunding RB, AMT, Series C, 4.25%, 12/01/50		1,540	1,381,127
Refunding RB, AMT, Sub-Series C, 3.63%, 12/01/49		820	688,875
New Jersey Transportation Trust Fund Authority
RB, 5.25%, 06/15/43		1,615	1,697,982
RB, Series AA, 5.25%, 06/15/41		205	210,510
RB, Series AA, 5.00%, 06/15/44		30	30,334
RB, Series AA, 4.00%, 06/15/45		3,710	3,456,454
RB, Series AA, 5.00%, 06/15/46		450	456,915
New Jersey Turnpike Authority, RB, Series A, 4.00%, 01/01/48		2,000	1,935,117
Tobacco Settlement Financing Corp.
Refunding RB, Series A, 5.00%, 06/01/35		375	395,661
Refunding RB, Series A, 5.25%, 06/01/46		1,100	1,140,542
Refunding RB, Sub-Series B, 5.00%, 06/01/46		1,795	1,792,294
			20,449,802
New Mexico — 0.1%
New Mexico Hospital Equipment Loan Council, Refunding RB, 5.50%, 07/01/42		325	325,648
New York — 7.5%
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(c)		285	299,483
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 5.00%, 06/01/48		1,000	996,625
County of Cattaraugus, RB, 5.00%, 05/01/44		195	198,099
Hempstead Town Local Development Corp., RB, 5.00%, 07/01/44		500	507,805
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56		125	114,876
Metropolitan Transportation Authority
RB, Series B, 3.00%, 11/15/25		165	163,748
RB, Series C-1, 4.75%, 11/15/45		1,285	1,299,176
RB, Series C-1, 5.25%, 11/15/55		1,950	2,030,076
New York City Housing Development Corp., RB, Series C-1, 4.20%, 11/01/44		1,000	965,684
Security		Par (000)	Value
New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue
RB, Series F-1, 4.00%, 02/01/51	USD	630	$ 594,536
RB, Series F-1, 5.00%, 02/01/51		900	979,914
New York Counties Tobacco Trust IV, Refunding RB, Series A, 5.00%, 06/01/42		915	897,936
New York Counties Tobacco Trust VI
Refunding RB, 5.00%, 06/01/45		835	816,708
Refunding RB, 5.00%, 06/01/51		420	410,506
New York Liberty Development Corp.
Refunding RB, 5.38%, 11/15/40(c)		150	152,578
Refunding RB, 5.00%, 11/15/44(c)		3,000	2,922,842
Refunding RB, 2.88%, 11/15/46		1,990	1,501,999
Refunding RB, 3.00%, 11/15/51		455	335,435
New York State Dormitory Authority, Refunding RB, 5.00%, 12/01/35(c)		215	226,732
New York State Thruway Authority, Refunding RB, Series B, 4.00%, 01/01/45		1,190	1,134,840
New York Transportation Development Corp.
RB, AMT, 5.00%, 07/01/34		500	504,300
RB, AMT, 5.00%, 10/01/35		240	242,077
RB, AMT, 5.00%, 12/01/39		830	856,470
RB, AMT, 5.00%, 10/01/40		680	682,759
RB, AMT, 5.00%, 07/01/41		1,470	1,479,114
RB, AMT, 4.00%, 04/30/53		640	526,482
Refunding RB, AMT, 5.38%, 08/01/36		865	932,525
Tompkins County Development Corp., Refunding RB, 5.00%, 07/01/44		385	389,981
Westchester County Healthcare Corp., RB, Series A, 5.00%, 11/01/44		314	320,607
Westchester County Local Development Corp., Refunding RB, 5.00%, 07/01/46(c)		1,125	1,007,378
Westchester Tobacco Asset Securitization Corp.
Refunding RB, Sub-Series C, 4.00%, 06/01/42		740	742,954
Refunding RB, Sub-Series C, 5.13%, 06/01/51		500	501,039
			24,735,284
North Carolina — 0.1%
North Carolina Medical Care Commission, Refunding RB, 5.25%, 01/01/41		250	240,195
Town of Mooresville, Special Assessment RB, 5.38%, 03/01/40(c)		250	253,204
			493,399
North Dakota — 0.3%
County of Cass, Refunding RB, 5.25%, 02/15/58		855	892,991
Ohio — 2.5%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, 5.00%, 06/01/55		2,545	2,396,652
Cleveland-Cuyahoga County Port Authority
Refunding TA, 4.00%, 12/01/55(c)		185	146,249
Refunding TA, 4.50%, 12/01/55(c)		155	119,751
County of Franklin
RB, 6.13%, 07/01/40		30	30,000
RB, 6.13%, 07/01/40		555	555,000
County of Hamilton
Refunding RB, 5.00%, 01/01/46		190	185,249
Refunding RB, 4.00%, 08/15/50		915	866,835
County of Hardin
Refunding RB, 5.00%, 05/01/30		140	138,449
Refunding RB, 5.25%, 05/01/40		145	137,012
Refunding RB, 5.50%, 05/01/50		670	605,412

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Ohio (continued)
Hickory Chase Community Authority, Refunding RB, 5.00%, 12/01/40(c)	USD	450	$ 404,191
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(c)		880	812,722
Port of Greater Cincinnati Development Authority, RB, 4.25%, 12/01/50(c)		265	214,733
Southern Ohio Port Authority, RB, AMT, Series A, 7.00%, 12/01/42(c)		1,380	1,187,327
State of Ohio, RB, AMT, Series P-3, 5.00%, 06/30/53		370	372,973
			8,172,555
Oklahoma — 2.3%
Norman Regional Hospital Authority, Refunding RB, 5.00%, 09/01/37		1,000	1,021,184
Oklahoma Development Finance Authority
RB, 7.25%, 09/01/51(c)		3,290	3,497,003
RB, Series B, 5.00%, 08/15/38		975	908,504
RB, Series B, 5.25%, 08/15/43		875	801,252
Tulsa Authority for Economic Opportunity, TA, 4.38%, 12/01/41(c)		235	193,693
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/45		965	982,997
			7,404,633
Oregon — 0.4%
Clackamas County School District No. 12 North Clackamas, GO, (School Bond Guaranty), Series A, 0.00%, 06/15/38(d)		275	138,813
Hospital Facilities Authority of Multnomah County Oregon, Refunding RB, 5.50%, 10/01/49		150	150,130
Oregon State Facilities Authority
RB, 5.25%, 06/15/55(c)		305	283,250
RB, Series A, 4.13%, 06/01/52		350	325,518
Yamhill County Hospital Authority, Refunding RB, 5.00%, 11/15/36		300	273,864
			1,171,575
Pennsylvania — 2.9%
Allentown Neighborhood Improvement Zone Development Authority, RB, 5.00%, 05/01/42(c)		295	294,527
Bucks County IDA
RB, 4.00%, 07/01/46		100	76,118
RB, 4.00%, 07/01/51		100	74,272
Hospitals & Higher Education Facilities Authority of Philadelphia, RB, Series A, 5.63%, 07/01/42		130	130,000
Montgomery County Higher Education and Health Authority
Refunding RB, 4.00%, 09/01/49		1,255	1,144,940
Refunding RB, 4.00%, 09/01/49		1,900	1,686,323
Refunding RB, 4.00%, 05/01/56		570	515,570
Pennsylvania Economic Development Financing Authority
RB, AMT, Series P-3, 5.00%, 06/30/42		1,625	1,659,756
Refunding RB, AMT, 5.50%, 11/01/44		500	507,386
Pennsylvania Higher Education Assistance Agency, RB, AMT, Series B, 3.00%, 06/01/47		1,010	745,334
Pennsylvania Higher Educational Facilities Authority
RB, 4.00%, 08/15/44		1,045	1,012,686
Refunding RB, 5.00%, 07/15/38		250	254,900
Pennsylvania Turnpike Commission, RB, Series B, 5.25%, 12/01/44		1,000	1,028,616
Philadelphia Authority for Industrial Development, Refunding RB, Series 2015, 5.00%, 04/01/45		500	517,846
			9,648,274
Security		Par (000)	Value
Puerto Rico — 11.0%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(d)	USD	30,030	$ 1,675,626
Commonwealth of Puerto Rico
GO, Series A, 0.00%, 07/01/33(d)		537	303,538
GO, Series A1, 5.63%, 07/01/29		1,049	1,126,914
GO, Series A1, 5.75%, 07/01/31		440	483,335
GO, Series A1, 4.00%, 07/01/33		418	382,557
GO, Series A1, 4.00%, 07/01/35		375	338,200
GO, Series A1, 4.00%, 07/01/37		322	285,425
GO, Series A1, 4.00%, 07/01/41		438	379,904
GO, Series A1, 4.00%, 07/01/46		455	378,835
GO, Sub-Series CW, 0.00%, 11/01/43(a)		3,265	1,624,525
GO, Sub-Series CW/CONV, 0.00%, 11/01/51(a)		140	42,772
GO, Sub-Series CW/PRIFA, 0.00%, 11/01/51(a)		3,943	1,695,307
Puerto Rico Commonwealth Aqueduct & Sewer Authority
RB, Series A, 5.13%, 07/01/37		55	55,000
RB, Series A, 5.75%, 07/01/37		885	885,000
Puerto Rico Electric Power Authority
RB, Series A, 5.00%, 07/01/29(f)(g)		385	308,941
RB, Series A, 7.00%, 07/01/33(f)(g)		1,795	1,589,293
RB, Series A, 6.75%, 07/01/36(f)(g)		775	686,185
RB, Series A, 5.00%, 07/01/42(f)(g)		470	377,149
RB, Series A, 7.00%, 07/01/43(f)(g)		175	154,945
RB, Series A-1, 10.00%, 07/01/19(f)(g)		42	38,124
RB, Series A-2-RSA-1, 10.00%, 07/01/19(f)(g)		212	192,338
RB, Series A-3, 10.00%, 07/01/19(f)(g)		177	192,065
RB, Series B-3, 10.00%, 07/01/19(f)(g)		177	192,065
RB, Series C-1, 5.40%, 01/01/18(f)(g)		486	411,571
RB, Series C-2, 5.40%, 07/01/18(f)(g)		486	411,638
RB, Series C-3, 5.40%, 01/01/20(f)(g)		49	41,610
RB, Series C-4, 5.40%, 07/01/20(f)(g)		49	42,040
RB, Series CCC, 5.25%, 07/01/26(f)(g)		125	100,306
RB, Series CCC, 5.00%, 07/01/27(f)(g)		545	437,333
RB, Series CCC, 5.25%, 07/01/28(f)(g)		70	56,171
RB, Series D-1-RSA-1, 7.50%, 01/01/20(f)(g)		426	380,377
RB, Series D-2, 7.50%, 01/01/20(f)(g)		840	751,060
RB, Series TT, 5.00%, 07/01/25(f)(g)		45	36,110
RB, Series TT, 5.00%, 07/01/26(f)(g)		190	152,465
RB, Series TT, 5.00%, 07/01/32(f)(g)		395	316,966
RB, Series TT-RSA-1, 5.00%, 07/01/18(f)(g)		160	135,600
RB, Series WW, 5.50%, 07/01/17(f)(g)		110	88,269
RB, Series WW, 5.50%, 07/01/18(f)(g)		95	76,232
RB, Series WW, 5.50%, 07/01/19(f)(g)		70	56,171
RB, Series WW, 5.38%, 07/01/22(f)(g)		940	754,298
RB, Series WW, 5.38%, 07/01/24(f)(g)		65	52,159
RB, Series WW, 5.00%, 07/01/28(f)(g)		165	132,404
RB, Series WW, 5.25%, 07/01/33(f)(g)		75	60,183
RB, Series WW, 5.50%, 07/01/38(f)(g)		220	176,538
RB, Series XX, 5.25%, 07/01/27(f)(g)		50	40,122
RB, Series XX, 5.25%, 07/01/35(f)(g)		30	24,073
RB, Series XX, 5.75%, 07/01/36(f)(g)		600	481,467
RB, Series XX, 5.25%, 07/01/40(f)(g)		2,320	1,861,672
Refunding RB, Series AAA, 5.25%, 07/01/22(f)(g)		160	128,391
Refunding RB, Series AAA, 5.25%, 07/01/28(f)(g)		265	212,648
Refunding RB, Series AAA, 5.25%, 07/01/29(f)(g)		40	32,098
Refunding RB, Series DDD, 5.00%, 07/01/19(f)(g)		895	718,188
Refunding RB, Series UU, 0.00%, 07/01/17(a)(f)(g)		30	26,100
Refunding RB, Series UU, 0.00%, 07/01/18(a)(f)(g)		30	26,100
Refunding RB, Series UU, 0.00%, 07/01/20(a)(f)(g)		250	217,500
Refunding RB, Series UU, 1.35%, 07/01/31(a)(f)(g)		300	261,000
Refunding RB, Series ZZ, 5.00%, 07/01/17(f)(g)		70	56,171

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority
Refunding RB, Series ZZ, 5.25%, 07/01/23(f)(g)	USD	930	$ 746,274
Refunding RB, Series ZZ, 5.25%, 07/01/24(f)(g)		150	120,367
Refunding RB, Series ZZ, 5.00%, 07/01/28(f)(g)		75	60,183
Refunding RB, Series ZZ-RSA-1, 5.25%, 07/01/19(f)(g)		235	199,163
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
RB, Series A-1, 0.00%, 07/01/29(d)		613	452,859
RB, Series A-1, 0.00%, 07/01/31(d)		364	241,226
RB, Series A-1, 0.00%, 07/01/33(d)		132	78,979
RB, Series A-1, 0.00%, 07/01/46(d)		3,940	1,047,874
RB, Series A-1, 0.00%, 07/01/51(d)		4,019	796,864
RB, Series A-1, 4.75%, 07/01/53		3,377	3,229,290
RB, Series A-1, 5.00%, 07/01/58		2,368	2,320,794
RB, Series A-2, 4.33%, 07/01/40		2,225	2,075,264
RB, Series A-2, 4.33%, 07/01/40		34	31,712
RB, Series A-2, 4.54%, 07/01/53		317	294,693
RB, Series A-2, 4.78%, 07/01/58		2,226	2,123,738
RB, Series B-1, 0.00%, 07/01/46(d)		477	126,794
			36,089,148
Rhode Island — 0.7%
Rhode Island Student Loan Authority, RB, AMT, Series A, 3.63%, 12/01/37		475	406,336
Tobacco Settlement Financing Corp.
Refunding RB, Series A, 5.00%, 06/01/35		400	406,824
Refunding RB, Series A, 5.00%, 06/01/40		600	607,394
Refunding RB, Series B, 5.00%, 06/01/50		1,040	1,046,999
			2,467,553
South Carolina — 1.0%
South Carolina Jobs EDA
RB, Series A, 5.00%, 11/15/54		210	187,106
Refunding RB, 4.00%, 11/15/27		160	153,955
Refunding RB, 5.00%, 02/01/38		1,000	1,035,649
Refunding RB, 5.00%, 05/01/43		730	763,428
Refunding RB, 5.25%, 11/15/52		200	187,440
South Carolina Public Service Authority
Refunding RB, Series A, 4.00%, 12/01/33		725	721,200
Refunding RB, Series B, 4.00%, 12/01/56		200	171,568
			3,220,346
Tennessee — 1.6%
Chattanooga-Hamilton County Hospital Authority, Refunding RB, Series A, 5.00%, 10/01/44		250	252,772
Franklin Health & Educational Facilities Board, Refunding RB, 7.50%, 06/01/47(c)(f)(g)		1,205	362,033
Knox County Health Educational & Housing Facility Board, Refunding RB, 5.00%, 04/01/36		690	710,254
Memphis-Shelby County IDB
Refunding TA, 5.50%, 07/01/37		360	265,544
Refunding TA, 5.63%, 01/01/46		470	326,892
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Refunding RB, 5.00%, 10/01/48		1,800	1,823,578
Refunding RB, 4.00%, 10/01/49		220	195,025
Refunding RB, 5.25%, 10/01/58		1,095	1,141,284
Metropolitan Government Nashville & Davidson County IDB, Special Assessment RB, 0.00%, 06/01/43(c)(d)		685	224,388
			5,301,770
Texas — 4.0%
Angelina & Neches River Authority, RB, AMT, 7.50%, 12/01/45(c)		510	398,608
Security		Par (000)	Value
Texas (continued)
Arlington Higher Education Finance Corp.
RB, 5.00%, 08/15/41	USD	225	$ 210,642
RB, 5.00%, 06/15/51		490	453,644
RB, 5.63%, 08/15/54(c)		1,305	1,251,678
Brazoria County IDC, RB, AMT, 7.00%, 03/01/39		390	399,652
Central Texas Turnpike System
Refunding RB, Series C, 5.00%, 08/15/37		200	204,401
Refunding RB, Series C, 5.00%, 08/15/42		250	254,287
City of Crandall, Special Assessment RB, 4.25%, 09/15/41(c)		230	202,823
City of Houston Airport System Revenue
RB, AMT, Series B-1, 5.00%, 07/15/35		100	97,123
Refunding RB, AMT, 5.00%, 07/15/27		140	140,769
Refunding RB, AMT, 5.00%, 07/01/29		500	500,128
Refunding RB, AMT, Series C, 5.00%, 07/15/27		910	908,996
City of San Antonio Airport System, RB, AMT, 5.00%, 07/01/45		500	512,763
County of Hays, Special Assessment RB, 7.00%, 09/15/45		250	258,523
Fort Bend County IDC, RB, Series B, 4.75%, 11/01/42		465	465,278
Mission EDC, Refunding RB, AMT, 4.63%, 10/01/31(c)		285	297,325
New Hope Cultural Education Facilities Finance Corp.
RB, 0.00%, 12/01/25(c)(d)		695	813,150
RB, 6.75%, 10/01/52(b)		800	798,224
RB, Series A, 5.00%, 08/15/51(c)		250	248,204
New Hope Higher Education Finance Corp., RB, Series A, 5.75%, 06/15/51(c)		1,175	1,080,757
Newark Higher Education Finance Corp., RB, Series A, 5.50%, 08/15/35(c)		300	308,671
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49		1,675	1,678,683
Port Beaumont Navigation District, RB, AMT, 2.75%, 01/01/36(c)		240	180,745
Tarrant County Cultural Education Facilities Finance Corp.
RB, 4.00%, 10/01/42		190	183,590
Refunding RB, 5.00%, 10/01/49		250	252,535
Texas Transportation Commission State Highway 249 System
RB, 0.00%, 08/01/40(d)		1,000	421,589
RB, 0.00%, 08/01/42(d)		655	247,817
RB, 5.00%, 08/01/57		315	325,308
			13,095,913
Utah — 0.2%
Utah Charter School Finance Authority
RB, Series A, 5.00%, 06/15/41(c)		125	125,754
RB, Series A, 5.00%, 06/15/52(c)		160	159,191
Refunding RB, 5.00%, 06/15/55(c)		230	213,653
			498,598
Vermont — 0.4%
East Central Vermont Telecommunications District
RB, Series A, 4.75%, 12/01/40(c)		695	619,667
RB, Series A, 4.50%, 12/01/44(c)		705	584,283
			1,203,950
Virginia — 1.1%
Ballston Quarter Community Development Authority, TA, Series A, 5.13%, 03/01/31		230	196,275
Cherry Hill Community Development Authority, Special Assessment RB, 5.40%, 03/01/45(c)		250	243,138
Chesapeake Bay Bridge & Tunnel District, RB, 5.00%, 07/01/51		810	832,586

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Virginia (continued)
Henrico County EDA, Refunding RB, 4.00%, 10/01/45	USD	235	$ 209,487
Lower Magnolia Green Community Development Authority
Special Assessment RB, 5.00%, 03/01/35(c)		240	239,925
Special Assessment RB, 5.00%, 03/01/45(c)		95	90,544
Norfolk Redevelopment & Housing Authority
RB, 4.00%, 01/01/29		250	243,427
RB, 5.00%, 01/01/34		190	193,289
RB, 5.00%, 01/01/49		365	365,193
Virginia HDA, RB, (GNMA/FNMA/FHLMC), Series I, 2.55%, 11/01/50		1,250	870,251
			3,484,115
Washington — 1.6%
King County Public Hospital District No. 4, GO, Refunding, 5.00%, 12/01/30		200	201,847
Port of Seattle, RB, AMT, Series C, 5.00%, 04/01/40		250	254,933
Washington State Convention Center Public Facilities District
RB, 4.00%, 07/01/31		900	831,793
RB, 3.00%, 07/01/58		1,230	732,501
Washington State Housing Finance Commission
RB, Series 2021-1, Class A, 3.50%, 12/20/35		689	630,270
RB, Series A, 5.00%, 07/01/50(c)		155	157,471
RB, Series A, 5.00%, 07/01/56(c)		175	176,697
Refunding RB, 5.00%, 01/01/43(c)		1,100	1,138,788
Refunding RB, 6.00%, 01/01/45(c)		210	211,677
Refunding RB, 5.00%, 01/01/48(c)		1,000	1,031,026
			5,367,003
West Virginia — 0.1%
City of Martinsburg, RB, Series A-1, 4.63%, 12/01/43		430	426,617
Wisconsin — 5.6%
Public Finance Authority
RB, 6.25%, 10/01/31(c)		195	189,472
RB, 0.00%, 01/01/35(c)(d)		1,235	544,204
RB, 4.50%, 01/01/35(c)		725	679,190
RB, 5.00%, 06/15/41(c)		210	186,939
RB, 5.00%, 11/15/41		375	394,227
RB, 5.00%, 01/01/42(c)		360	347,580
RB, 5.38%, 06/01/44(c)		245	210,998
RB, 6.85%, 11/01/46(c)		275	269,956
RB, 7.00%, 11/01/46(c)		155	154,853
RB, 5.38%, 07/15/47(c)		335	349,225
RB, 7.00%, 10/01/47(c)		195	180,015
RB, 5.50%, 12/01/48(c)(f)(g)		8	2,711
RB, 5.63%, 06/15/49(c)		1,435	1,294,689
RB, 5.00%, 04/01/50(c)		100	97,342
RB, 5.00%, 06/15/51(c)		195	162,394
RB, 5.25%, 12/01/51(c)		1,060	794,602
RB, 5.50%, 06/01/54(c)		300	253,191
RB, 5.00%, 01/01/55(c)		1,570	1,401,857
RB, 5.00%, 06/15/55(c)		550	459,145
RB, 5.00%, 06/15/55(c)		2,750	2,278,504
RB, 5.00%, 07/01/55(c)		880	821,577
RB, 5.00%, 01/01/56(c)		875	810,378
RB, 4.75%, 06/15/56(c)		445	339,350
RB, 5.00%, 06/15/56(c)		145	117,678
RB, 0.00%, 01/01/60(c)(d)		19,530	1,406,562
RB, Series A, 5.63%, 06/15/49(c)		875	834,926
RB, AMT, 4.25%, 07/01/54		1,160	939,778
RB, AMT, 4.00%, 03/31/56		1,395	1,094,547
Refunding RB, 4.00%, 04/01/32(c)		115	113,365
Security		Par (000)	Value
Wisconsin (continued)
Public Finance Authority
Refunding RB, 5.00%, 10/01/34(c)	USD	100	$ 104,030
Refunding RB, 5.00%, 10/01/39(c)		165	169,990
Refunding RB, 4.00%, 04/01/42(c)		125	110,663
Refunding RB, 4.00%, 04/01/52(c)		155	126,675
Refunding RB, AMT, Series B, 5.00%, 07/01/42		750	751,766
Wisconsin Health & Educational Facilities Authority, Refunding RB, 5.00%, 11/01/46		270	254,558
Wisconsin Housing & EDA, RB, Series A, 4.55%, 07/01/37		165	168,523
			18,415,460
Total Municipal Bonds — 94.4% (Cost: $333,641,879)			310,424,069
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
Colorado — 0.6%
Colorado Health Facilities Authority, Refunding RB, Series A-2, 4.00%, 08/01/49(h)		2,280	2,054,489
Florida — 0.8%
Escambia County Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/15/45(h)		3,060	2,791,439
Illinois — 0.5%
Illinois Toll Highway Authority
RB, Series A, 5.00%, 01/01/40		660	686,893
RB, Series C, 5.00%, 01/01/38		1,000	1,035,512
			1,722,405
Massachusetts — 0.3%
Massachusetts HFA, Refunding RB, AMT, Series A, 4.50%, 12/01/47		856	857,305
New York — 4.5%
New York City Housing Development Corp.
RB, Series D-1-B, 4.25%, 11/01/45		1,000	968,269
Refunding RB, Series A-1, 4.15%, 11/01/38		1,518	1,508,434
New York State Dormitory Authority Personal Income Tax Revenue
Refunding RB, Series A, 4.00%, 03/15/49		3,290	3,130,270
Refunding RB, Series E, 5.00%, 03/15/36		3,330	3,507,860
Port Authority of New York & New Jersey
RB, AMT, Series 221, 4.00%, 07/15/55		5,015	4,565,828
Refunding RB, 194th Series, 5.25%, 10/15/55		1,000	1,048,132
			14,728,793
North Carolina — 0.4%
North Carolina Capital Facilities Finance Agency, Refunding RB, Series B, 5.00%, 10/01/55		1,000	1,087,470
North Carolina HFA Home Ownership, RB, Series 39-B, 4.00%, 01/01/48		258	248,311
			1,335,781
Oregon — 1.4%
Salem Hospital Facility Authority, Refunding RB, Series A, 4.00%, 05/15/49		5,000	4,550,760
Virginia — 0.3%
Hampton Roads Transportation Accountability Commission, RB, Series A, 4.00%, 07/01/60(h)		920	863,548
Washington — 0.4%
Snohomish County Public Utilities District No. 1, RB, 5.00%, 12/01/45		1,340	1,411,844

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
West Virginia — 0.4%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48(h)	USD	1,215	$ 1,163,637
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 9.6% (Cost: $33,701,601)			31,480,001
Total Long-Term Investments — 104.0% (Cost: $367,343,480)			341,904,070
	Shares
Short-Term Securities(j)
Money Market Funds — 1.2%
Dreyfus AMT-Free Tax Exempt Cash Management, Institutional Class, 0.81%	4,039,413	4,039,009
Total Short-Term Securities — 1.2% (Cost: $4,039,009)		4,039,009
Total Investments — 105.2% (Cost: $371,382,489)		345,943,079
Other Assets Less Liabilities — 0.3%		1,101,852
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (5.5)%		(18,223,997)
Net Assets — 100.0%		$ 328,820,934
(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)	When-issued security.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Zero-coupon bond.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between 06/01/26 to 07/01/28, is $4,043,653.
(i)	Represents bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)	Annualized 7-day yield as of period end.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
U.S. Treasury Bonds (30 Year)	232	09/21/22	$ 32,161	$ 159,011
U.S. Treasury Notes (10 Year)	176	09/21/22	20,862	102,822
U.S. Treasury Notes (5 Year)	124	09/30/22	13,919	58,027
				$ 319,860
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series E Portfolio
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 309,754,370	$ 669,699	$ 310,424,069
Municipal Bonds Transferred to Tender Option Bond Trusts	—	31,480,001	—	31,480,001
Short-Term Securities
Money Market Funds	4,039,009	—	—	4,039,009
	$ 4,039,009	$ 341,234,371	$ 669,699	$ 345,943,079
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$ 319,860	$ —	$ —	$ 319,860
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $18,090,000 are categorized as Level 2 within the fair value hierarchy.
Currency Abbreviation
USD	United States Dollar
Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
EDA	Economic Development Authority
EDC	Economic Development Corp.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDC	Industrial Development Corp.
RB	Revenue Bonds
TA	Tax Allocation